FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Exchange Rate Risk (Details) - Net investment hedge - USD ($)	Dec. 31, 2017	Dec. 31, 2016	May 27, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 1,000,000,000	$ 1,375,000,000
Cross Currency Swap, 1,000 Notional Amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			$ 1,000,000,000